September 27, 2013

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Vanguard Whitehall Funds (the Trust)
File No. 33-64845

Commissioners:
Enclosed is the 51st Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this amendment is to register Vanguard Global Minimum Volatility Fund, a new series of the above-referenced Trust.

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, we have designated an effective date of
December 12, 2013. Prior to the effective date of the Amendment, Vanguard will submit a Rule
485(b) filing that will include text addressing any SEC staff comments. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

Please contact me at (610) 503-2398 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Barry A. Mendelson
Principal and Senior Counsel
The Vanguard Group, Inc.

Enclosures
cc: Amy Miller Esq.
U.S. Securities and Exchange Commission